Business developments (Details) (Hedging-Griffo Investimentos S.A.)	Sep. 01, 2007
Hedging-Griffo Investimentos S.A.
Business Acquisition
Percentage of interests acquired by the Group	50.00%
Number of shares acquired in addition to percentage of interest acquired	1